Stockholder Notes Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Notes payable outstanding amount	$ 2,910,136	$ 2,910,136
Interest expense	174,600	162,300
AFS Finco I LP [Member]
Proceeds from related party debt		500,000
Unsecured Promissory Notes [Member]
Notes payable outstanding amount	$ 2,910,000	$ 2,910,000
Annual interest rate	6.00%	6.00%